ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Accrued pre-clinical and clinical expenses	$3,684	$865
Accrued professional fees	248	312
Accrued compensation and benefits	640	56
Accrued patent expenses	65	126
Other	192	54
Total accrued expenses & other current liabilities	$4,829	$1,413